Stock-based Compensation - Performance Unit Awards - Additional Disclosures (Details) - Performance Unit Awards $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Stock-based Compensation
Unrecognized expenses	$ 0.9
Weighted-average remaining recognition period (in years)	2 years